As filed with the Securities and Exchange Commission on December 8, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Jerry Szilagyi
700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Reports to Stockholders.

USA Mutuals Barrier Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

USA Mutuals Generation Wave Growth Fund
Investor Class Shares (GWGFX)

USA Mutuals Takeover Targets Fund
Institutional Class Shares (TOTIX)
Investor Class Shares (TOTNX)
Class A Shares (TOTAX)
Class C Shares (TOTCX)

each a series of USA Mutuals

Semi-Annual Report
September 30, 2015

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:  1-866-264-8783
Web:  www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	9

PORTFOLIO OF INVESTMENTS –
USA MUTUALS BARRIER FUND	12

SCHEDULE OF OPTIONS WRITTEN –
USA MUTUALS BARRIER FUND	15

PORTFOLIO OF INVESTMENTS –
USA MUTUALS GENERATION WAVE GROWTH FUND	16

SCHEDULE OF OPTIONS WRITTEN –
USA MUTUALS GENERATION WAVE GROWTH FUND	19

PORTFOLIO OF INVESTMENTS –
USA MUTUALS TAKEOVER TARGETS FUND	20

STATEMENTS OF ASSETS AND LIABILITIES	24

STATEMENTS OF OPERATIONS	26

STATEMENTS OF CHANGES IN NET ASSETS	28

FINANCIAL HIGHLIGHTS	31

NOTES TO FINANCIAL STATEMENTS	41

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	61

LETTER TO SHAREHOLDERS

Dear Shareholders:

Fiscal Conditions During Semi-Annual Period Ended September 30, 2015
The U.S. equity market as represented by the S&P 500 Index was up 0.28% for the first quarter (March 31, 2015 to June 30, 2015) of the Funds’ semi-annual period ended September 30, 2015. During the second quarter of the semi-annual period (June 30, 2015 to September 30, 2015), the S&P 500 Index was down 6.44%, producing a negative total return of 6.18% over the semi-annual period.

U.S. Gross Domestic Product averaged 2.70% during the semi-annual period ended September 30, 2015 (3.9% for fiscal second quarter and the first released estimate of fiscal third quarter of 1.5%). The household unemployment rate decreased from 5.5% to 5.1% during the semi-annual period. The U.S. Federal Reserve kept the key overnight Fed Funds rate at a historically low average rate of 0.13%. The short term credit markets were anticipating the possibility of an increase in the Federal Funds rate as the semi-annual period came to an end on September 30, 2015.

Historical Market Performance of the Funds
During the semi-annual period ended September 30, 2015, the Barrier Fund Investor Class lost 5.57%, the Class A (without sales charges) share lost 5.55%, the Class C (without sales charges) share lost 5.93% and the Institutional Class lost 5.45% while the S&P 500 Index lost 6.18%. Barrier Fund’s relative outperformance was a result of excellent performance in the Tobacco sector offsetting significant weakness in the Gaming sector; additional better than market performance in the Alcohol and Aerospace/Defense sectors also provided for the outperformance. Significant weakness in the Gaming sector was again driven by slowing revenue growth from Macau, driven by the Chinese Government policies. In Gaming, Churchill Downs was up 16.3% and Wynn Resorts was down 57.3%. Smith & Wesson was the best performing Aerospace/Defense company, up 32.5% for the semi-annual period. Constellation Brands was the best Alcohol company, up 8.3% during the period. Options were sold on selected stocks in the portfolio to generate income and to take advantage of price appreciation, resulting in a positive gain to the portfolio. This option strategy modestly improved the performance in our weakest sector over the semi-annual period.

The Generation Wave Growth Fund was down 3.34% during the semi-annual period ended September 30, 2015. The strategy follows a multi-alternative strategy covering Long/Short Equity, Equity Option, Relative Value – Long/Short Debt, Real Assets (Commodities) and Tactical Allocation. The goal of the strategy is to generate returns that correlate less to the market. Over the semi-annual period ended September 30, 2015, the performance of a comparable index, the IQ Hedge Multi-Strategy Index, was down 2.92%. The Fund’s slight relative underperformance was the result of the decrease in the prices of energy, commodities and precious metals during the period.

The Takeover Targets Fund Institutional Class, Investor Class and Class A (without sales charges) shares were down 10.60% and the Class C (without sales charges) share was down 10.90% during the period ended September 30, 2015.  The Fund was launched on May 5, 2015.  The S&P 500 Index over the same period from May 5 to September 30 was down 7.25%, while the S&P Midcap 400 Index was down 8.10%.  While the Fund underperformed the market as a whole, Institutional Class, Investor Class and Class A shares slightly outperformed the Morningstar Small Value category peer group, which was down 10.61% over the period.  The Fund follows a strategy combining statistical analysis of multiple signals to predict firms that are likely to be taken over.  During the period, the firm owned four takeovers at their announcement including Geeknet Inc., Xoom Corp., NTelos Holdings Corp. and Pericom Semiconductor.

Charles Clarke
Portfolio Manager, Takeover Targets Fund

Gerald Sullivan
Portfolio Manager, Barrier Fund, Generation Wave Growth Fund and Takeover Targets Fund

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors, Inc. (the “Advisor”) and are subject to change, are not guaranteed, and should not be considered investment advice.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolio of Investments and Schedule of Options Written in this report.

Mutual fund investing involves risk; principal loss is possible. The Barrier Fund will concentrate its net assets in industries that have significant barriers to entry including the alcoholic beverages, tobacco, gaming and defense/aerospace industries, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks, such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The Generation Wave Growth Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risk such as limited liquidity and greater volatility. Because the Generation Wave Growth Fund may invest in third-party investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectuses for more information about the Fund, including risks, fees and expenses. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sells it shares. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested.

The Takeover Targets Fund Risks invests in companies that the Advisor expects will be involved in a takeover event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. The Fund invests in smaller companies, which involve additional risks, such as limited liquidity and greater volatility. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets. Each Morningstar category average represents a universe of funds with similar investment objectives. The S&P Midcap 400 Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.  The funds in the Morningstar Small Value category invest in small U.S. companies with valuations and growth rates below other small cap peers.  Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap.  Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow). You cannot invest directly in an index.

The USA Mutuals Funds are distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses.  If you purchase Class A shares of the Funds you will pay an initial maximum sales charge of up to 5.75% when you invest.  A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase.  The Investor Class shares of the Funds and Institutional Class shares of the USA Mutuals Barrier Fund and USA Mutuals Takeover Targets Fund charge no sales load.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/15 – 9/30/15) for the USA Mutuals Barrier Fund and USA Mutuals Generation Wave Growth Fund and for the period (5/5/15 – 9/30/15) for the USA Mutuals Takeover Targets Fund.

Actual Expenses

The first table provides information about actual account values and actual expenses.  You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the first table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per

EXPENSE EXAMPLE (Unaudited) (Continued)

year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2015 -	Annualized
	April 1, 2015	September 30, 2015	September 30, 2015	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals Barrier Fund
Institutional Class*	$1,000.00	$945.50	$ 5.93	1.22%
Investor Class*	1,000.00	944.30	7.15	1.47
Class A*	1,000.00	944.50	7.15	1.47
Class C*	1,000.00	940.70	10.77	2.22
USA Mutuals Generation
Wave Growth Fund
Investor Class*	1,000.00	966.60	8.60	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2015 -	Annualized
	April 1, 2015	September 30, 2015	September 30, 2015	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Barrier Fund
Institutional Class*	$1,000.00	$1,018.90	$ 6.16	1.22%
Investor Class*	1,000.00	1,017.65	7.41	1.47
Class A*	1,000.00	1,017.65	7.41	1.47
Class C*	1,000.00	1,013.90	11.18	2.22
USA Mutuals Generation
Wave Growth Fund
Investor Class*	1,000.00	1,016.25	8.82	1.75

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

EXPENSE EXAMPLE (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 5, 2015 -	Annualized
	May 5, 2015	September 30, 2015	September 30, 2015	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals Takeover
Targets Fund
Institutional Class*	$1,000.00	$894.00	$4.82	1.25%
Investor Class*	1,000.00	894.00	5.78	1.50
Class A*	1,000.00	894.00	5.78	1.50
Class C*	1,000.00	891.00	8.66	2.25
Based on Hypothetical
5% Yearly Returns
USA Mutuals Takeover
Targets Fund
Institutional Class*	$1,000.00	$1,015.27	$5.13	1.25%
Investor Class*	1,000.00	1,014.25	6.15	1.50
Class A*	1,000.00	1,014.25	6.15	1.50
Class C*	1,000.00	1,011.20	9.21	2.25

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 149/366 to reflect the period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Barrier Fund

USA Mutuals Generation Wave Growth Fund

USA Mutuals Takeover Targets Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Total Returns as of September 30, 2015*

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Barrier Fund
Institutional Class	4/1/14	-5.45%	-4.39%	—	—	—	-4.11%
Investor Class	8/30/02	-5.57%	-4.60%	9.85%	12.87%	6.88%	9.31%
Class A (with
sales charge)*	12/8/11	-10.98%	-10.10%	7.70%	—	—	10.78%
Class A (without
sales charge)*	12/8/11	-5.55%	-4.60%	9.86%	—	—	12.52%
Class C (with
sales charge)*	12/8/11	-6.93%	-6.34%	9.02%	—	—	11.69%
Class C (without
sales charge)*	12/8/11	-5.93%	-5.34%	9.02%	—	—	11.69%
S&P 500 Index		-6.18%	-0.61%	12.40%	13.34%	6.80%	3.32%(1)
							8.00%(2)
							14.70%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).

USA Mutuals Generation Wave Growth Fund
Investor Class	6/21/01	-3.34%	-10.83%	1.15%	3.52%	0.86%	1.81%
S&P 500 Index		-6.18%	-0.61%	12.40%	13.34%	6.80%	5.20%
IQ Hedge Multi-
Strategy Index**		-2.92%	-0.24%	3.11%	2.98%	N/A***	N/A***

	Inception	Three	Since
	Date	Months	Inception
USA Mutuals Takeover Targets Fund
Institutional Class	5/5/15	-10.06%	-10.60%
Investor Class	5/5/15	-9.97%	-10.60%
Class A (with sales charge)*	5/5/15	-15.18%	-15.74%
Class A (without sales charge)*	5/5/15	-9.97%	-10.60%
Class C (with sales charge)*	5/5/15	-11.18%	-11.90%
Class C (without sales charge)*	5/5/15	-10.18%	-10.90%
S&P Midcap 400 Index		-8.50%	-8.10%
S&P 500 Index		-6.44%	-7.25%

*
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

**	Returns for the IQ Hedge Multi-Strategy Index do not reflect the reinvestment of dividends.
***	The IQ Hedge Multi-Strategy Index’s inception was October 31, 2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

The returns shown in the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets. The S&P Midcap 400 Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics. You cannot invest directly in an index.

The USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund imposed a 1.00% redemption fee on shares held less than 60 days for the period April 1, 2015 through July 28, 2015. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

PORTFOLIO OF INVESTMENTS

USA Mutuals Barrier Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 95.9%	Shares	Value
Aerospace & Defense 25.8%
The Boeing Co.	45,300	$5,932,035
General Dynamics Corp.(c)	55,000	7,587,250
Honeywell International Inc.	70,000	6,628,300
L-3 Communications Holdings, Inc.	30,000	3,135,600
Lockheed Martin Corp.	25,000	5,182,750
Northrop Grumman Corp.(c)	40,000	6,638,000
Raytheon Co.	60,000	6,555,600
Rolls-Royce Holdings PLC(a)(b)	96,409	987,352
Smith & Wesson Holding Corp.(a)(c)	150,000	2,530,500
Sturm, Ruger & Co., Inc.(c)	30,500	1,790,045
United Technologies Corp.	65,300	5,811,047
		52,778,479

Alcoholic Beverages 22.4%
AMBEV S.A. - ADR(b)	750,000	3,675,000
Anheuser-Busch InBev SA/NV(b)	35,000	3,712,246
The Boston Beer Co., Inc.(a)	10,000	2,106,100
Brown-Forman Corp. - Class B	55,000	5,329,500
Carlsberg A/S(b)	33,000	2,532,816
Constellation Brands, Inc. - Class A(c)	45,000	5,634,450
Diageo PLC - ADR(b)	55,000	5,928,450
Hawaii Sea Spirits LLC - Class C(a)(e)(f)	250,000	25,000
Heineken N.V.(b)	60,000	4,843,284
Molson Coors Brewing Co. - Class B(c)	60,000	4,981,200
Pernod Ricard S.A.(b)	15,000	1,511,515
SABMiller PLC(b)	100,000	5,653,127
		45,932,688

Casinos, Gambling & Lotteries 22.1%
Boyd Gaming Corp.(a)(c)	100,700	1,641,410
Caesars Acquisition Co.(a)	78,200	555,220
Caesars Entertainment Corp.(a)(c)	226,400	1,333,496
Churchill Downs Inc.	23,000	3,077,630
Galaxy Entertainment Group Ltd.(b)	1,300,000	3,304,495
Gaming and Leisure Properties, Inc.	75,967	2,256,220
International Game Technology(b)	31,232	478,786
Ladbrokes PLC(b)	664,023	961,304

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Barrier Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 95.9% (Continued)	Shares	Value
Casinos, Gambling & Lotteries 22.1% (Continued)
Las Vegas Sands Corp.	200,920	$7,628,932
Melco Crown Entertainment Ltd. - ADR(b)(c)	225,000	3,096,000
MGM China Holdings Ltd.(b)	600,000	694,447
MGM Resorts International(a)(c)	514,200	9,486,990
Penn National Gaming, Inc.(a)	58,000	973,240
Sands China Ltd.(b)	724,800	2,179,062
SJM Holdings Ltd.(b)	750,000	530,319
William Hill PLC(b)	319,093	1,693,334
Wynn Macau, Ltd.(b)	874,600	990,831
Wynn Resorts, Ltd.	82,500	4,382,400
		45,264,116
Tobacco Manufacturing 25.6%
Altria Group, Inc.(c)	200,000	10,880,000
British American Tobacco PLC - ADR(b)	37,500	4,128,000
Imperial Tobacco Group PLC(b)	205,428	10,606,244
Philip Morris International Inc.	170,000	13,486,100
Reynolds American Inc.(c)	300,000	13,281,000
Universal Corp.	500	24,785
		52,406,129
Total Common Stocks (Cost $160,651,923)		196,381,412

PREFERRED STOCKS 4.4%
Alcoholic Beverages 4.4%
Hawaii Sea Spirits LLC - Class C(a)(e)(f)	250,000	4,975,000
Zodiac Spirits, LLC - Class A(a)(e)(f)(g)	5,000	4,000,000
Total Preferred Stocks (Cost $9,975,000)		8,975,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Barrier Fund
September 30, 2015 (Unaudited)

SHORT-TERM INVESTMENT 0.0%	Shares	Value
Investment Company 0.0%
Fidelity Institutional Money Market Portfolio, 0.13%(d)	533	$533
Total Short-Term Investment (Cost $533)		533
Total Investments (Cost $170,627,456) 100.3%		205,356,945
Liabilities in Excess of Other Assets (0.3)%		(584,128)
TOTAL NET ASSETS 100.0%		$204,772,817

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2015 the fair value of collateral is $30,148,139.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2015.
(e)	Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees.
(f)	Private Placement.
(g)	Affiliated Issuer. See Note 3 of the Notes to Financial Statements.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Barrier Fund
September 30, 2015 (Unaudited)

WRITTEN CALL OPTIONS 0.7%	Contracts	Value
Altria Group, Inc.:
Expiration: December, 2015, Exercise Price: $55.00	600	$114,000
Boyd Gaming Corp.:
Expiration: December, 2015, Exercise Price: $16.00	200	28,000
Expiration: December, 2015, Exercise Price: $17.00	250	20,000
Caesars Entertainment Corp.:
Expiration: December, 2015, Exercise Price: $8.00	2,200	214,500
Expiration: December, 2015, Exercise Price: $9.00	1	70
Constellation Brands, Inc. - Class A:
Expiration: October, 2015, Exercise Price: $130.00	100	13,500
Expiration: January, 2016, Exercise Price: $130.00	100	46,000
General Dynamics Corp.:
Expiration: November, 2015, Exercise Price: $150.00	100	6,500
Melco Crown Entertainment Ltd. - ADR:
Expiration: October, 2015, Exercise Price: $22.00	200	4,000
Expiration: October, 2015, Exercise Price: $23.00	600	7,500
Expiration: November, 2015, Exercise Price: $14.00	500	50,000
Expiration: November, 2015, Exercise Price: $15.00	500	33,000
MGM Resorts International:
Expiration: October, 2015, Exercise Price: $21.00	500	5,000
Expiration: October, 2015, Exercise Price: $22.00	600	4,200
Expiration: October, 2015, Exercise Price: $23.00	400	1,200
Expiration: October, 2015, Exercise Price: $24.00	200	500
Molson Coors Brewing Co. - Class B:
Expiration: October, 2015, Exercise Price: $75.00	150	139,500
Northrop Grumman Corp.:
Expiration: November, 2015, Exercise Price: $170.00	100	57,000
Reynolds American Inc.:
Expiration: November, 2015, Exercise Price: $42.50	1,500	405,000
Expiration: November, 2015, Exercise Price: $43.75	800	152,000
Smith & Wesson Holding Corp.:
Expiration: December, 2015, Exercise Price: $18.00	650	52,000
Sturm, Ruger & Co., Inc.:
Expiration: October, 2015, Exercise Price: $60.00	200	25,000
Total Written Call Options (Premiums received $1,476,115)		$1,378,470

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals Generation Wave Growth Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 51.4%	Shares	Value
Accommodation & Food Services 8.8%
Las Vegas Sands Corp.(c)	10,000	$379,700
MGM Resorts International(a)(c)	20,000	369,000
		748,700
Information 5.1%
Verizon Communications Inc.(c)	10,000	435,100

Manufacturing 23.9%
Aerospace Product & Parts Manufacturing 0.4%
Sturm, Ruger & Co., Inc.	600	35,214
Beverage Manufacturing 5.3%
AMBEV S.A. - ADR(b)(c)	10,000	49,000
The Coca-Cola Co.(c)	10,000	401,200
		450,200
Other Transportation Equipment Manufacturing 6.4%
Harley-Davidson, Inc.(c)	10,000	549,000
Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing 2.8%
E. I. du Pont de Nemours and Co.(c)	5,000	241,000
Petroleum and Coal Products Manufacturing 4.6%
Chevron Corp.(c)	5,000	394,400
Semiconductor and Other Electronic Component Manufacturing 0.7%
Intel Corp.	2,000	60,280
Tobacco Manufacturing 3.7%
Philip Morris International Inc.(c)	4,000	317,320
		2,047,414
Mining, Quarrying and Oil & Gas Extraction 1.8%
Barrick Gold Corp.(b)	15,000	95,400
EXCO Resources, Inc.(a)	30,000	22,500
Peabody Energy Corp.(a)	25,000	34,500
		152,400
Professional, Scientific, and Technical Services 1.5%
McDermott International, Inc.(a)(b)	30,000	129,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Generation Wave Growth Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 51.4% (Continued)	Shares	Value
Retail Trade 3.8%
Wal-Mart Stores, Inc.(c)	5,000	$324,200

Utilities 6.5%
Kinder Morgan Inc.(c)	20,000	553,600
Total Common Stocks (Cost $5,602,324)		4,390,414

EXCHANGE TRADED FUNDS 22.8%
ETFS Gold Trust(a)	6,000	654,180
PIMCO Total Return Exchange-Traded Fund	4,000	421,840
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	267,150
PowerShares Senior Loan Portfolio	10,000	230,400
ProShares Short 20+ Year Treasury(a)	8,000	196,160
ProShares Ultra Bloomberg Crude Oil(a)(c)	8,000	181,440
Total Exchange Traded Funds (Cost $2,278,040)		1,951,170

EXCHANGE TRADED NOTES 8.8%
ELEMENTS Linked to Rogers International
Commodity Index(a)(b)	45,000	286,650
iPath Bloomberg Commodity Index Total Return(a)(b)	9,000	220,050
iPath S&P GSCI Crude Oil Total Return Index ETN(a)(b)(c)	29,405	248,766
Total Exchange Traded Notes (Cost $1,369,763)		755,466

LIMITED PARTNERSHIP 6.1%
United States Natural Gas Fund, LP(a)(c)	45,000	522,450
Total Limited Partnership (Cost $891,630)		522,450

PURCHASED PUT OPTION 6.4%
SPDR S&P 500 ETF Trust(c)	500	549,000
Total Purchased Put Option (Cost $477,112)		549,000

SECTOR FUND 0.8%
Market Vectors Gold Miners ETF	5,000	68,700
Total Sector Fund (Cost $129,241)		68,700

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Generation Wave Growth Fund
September 30, 2015 (Unaudited)

SHORT-TERM INVESTMENTS 15.3%	Shares	Value
Investment Companies 15.3%
Fidelity Institutional Money Market Portfolio, 0.13%(d)	448,000	$448,000
STIT - Liquid Assets Portfolio, 0.16%(d)	448,000	448,000
STIT - STIC Prime Portfolio, 0.08%(d)	407,249	407,249
Total Short-Term Investments (Cost $1,303,249)		1,303,249
Total Investments (Cost $12,051,359) 111.6%		9,540,449
Liabilities in Excess of Other Assets (11.6)%		(992,321)
TOTAL NET ASSETS 100.0%		$8,548,128

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2015 the fair value of collateral is $5,234,910.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2015.
ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Generation Wave Growth Fund
September 30, 2015 (Unaudited)

WRITTEN CALL OPTIONS 1.7%	Contracts	Value
AMBEV S.A. - ADR:
Expiration: October, 2015, Exercise Price: $5.00	100	$1,250
Chevron Corp.:
Expiration: December, 2015, Exercise Price: $80.00	50	16,000
The Coca-Cola Co.:
Expiration: October, 2015, Exercise Price: $40.00	100	6,500
E. I. du Pont de Nemours and Co.:
Expiration: October, 2015, Exercise Price: $52.50	50	300
Harley-Davidson, Inc.:
Expiration: November, 2015, Exercise Price: $55.00	100	24,900
iPath S&P GSCI Crude Oil Total Return Index ETN:
Expiration: October, 2015, Exercise Price: $9.00	100	1,300
Kinder Morgan Inc.:
Expiration: December, 2015, Exercise Price: $27.50	200	34,600
Las Vegas Sands Corp.:
Expiration: December, 2015, Exercise Price: $45.00	100	7,800
MGM Resorts International:
Expiration: December, 2015, Exercise Price: $21.00	200	14,600
Philip Morris International Inc.:
Expiration: December, 2015, Exercise Price: $82.50	40	6,000
ProShares Ultra Bloomberg Crude Oil:
Expiration: November, 2015, Exercise Price: $24.00	80	17,000
United States Natural Gas Fund, LP:
Expiration: October, 2015, Exercise Price: $13.00	100	500
Expiration: October, 2015, Exercise Price: $13.50	150	1,500
Expiration: October, 2015, Exercise Price: $14.00	100	200
Verizon Communications Inc.:
Expiration: October, 2015, Exercise Price: $46.00	100	200
Wal-Mart Stores, Inc.:
Expiration: November, 2015, Exercise Price: $65.00	50	9,500
Total Written Call Options (Premiums received $241,006)		142,150

WRITTEN PUT OPTIONS 3.7%
SPDR S&P 500 ETF Trust
Expiration: December, 2015, Exercise Price: $188.00	500	316,000
Total Written Put Options (Premiums received $303,856)		316,000
Total Written Options (Premiums received $544,862)		$458,150

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals Takeover Targets Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 92.2%	Shares	Value
Accommodation & Food Services 2.0%
Isle of Capri Casinos, Inc.(a)	177	$3,087
Luby’s, Inc.(a)	345	1,715
		4,802
Administrative and Support and Waste
Management and Remediation Services 7.5%
ARC Document Solutions Inc.(a)	340	2,023
CBIZ, Inc.(a)	306	3,005
Cross Country Healthcare, Inc.(a)	196	2,668
Landauer, Inc.	118	4,365
TRC Companies, Inc.(a)	294	3,478
Volt Information Sciences, Inc.(a)	243	2,211
		17,750
Arts, Entertainment & Recreation 0.7%
Canterbury Park Holding Corp.	176	1,755

Consumer Staples 2.1%
Natural Alternatives International, Inc.(a)	776	4,881

Finance and Insurance 8.5%
Altisource Portfolio Solutions SA(a)(b)	171	4,076
Calamos Asset Management, Inc. - Class A	205	1,943
EZCORP, Inc. - Class A(a)	397	2,449
Farmers Capital Bank Corp.(a)	89	2,212
Impac Mortgage Holdings, Inc.(a)	183	2,992
Pzena Investment Management Inc. - Class A	212	1,887
QCR Holdings, Inc.	110	2,406
Regional Management Corp.(a)	143	2,217
		20,182
Health Care and Social Assistance 1.6%
Chemocentryx, Inc.(a)	455	2,753
Diversicare Healthcare Services Inc	108	1,112
		3,865

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Takeover Targets Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 92.2% (Continued)	Shares	Value
Information 7.8%
Beasley Broadcast Group, Inc. Class A	357	$1,478
EarthLink Holdings Corp.	533	4,147
General Communication, Inc. - Class A(a)	165	2,848
Hawaiian Telcom Holdco Inc(a)	80	1,662
Internap Corp.(a)	329	2,017
QuinStreet Inc.(a)	581	3,225
Sigma Designs, Inc.(a)	453	3,121
		18,498
Management of Companies and Enterprises 3.3%
Charter Financial Corp.	204	2,587
Hallmark Financial Services, Inc.(a)	222	2,551
NV5 Holdings Inc.(a)	147	2,728
		7,866
Manufacturing 28.5%
Alon USA Energy, Inc.	149	2,692
Alpha & Omega Semiconductor Ltd.(a)(b)	387	3,015
Black Box Corp.	183	2,697
Communications Systems, Inc.	299	2,494
Continental Materials Corp.(a)(c)	195	2,862
Cumberland Pharmaceuticals Inc.(a)	738	4,259
Emergent BioSolutions, Inc.(a)	71	2,023
Espey Manufacturing & Electronics Corp.(c)	125	3,096
Imation Corp.(a)	1,096	2,334
ImmuCell Corp.(a)	471	2,915
IXYS Corp.	262	2,924
JAKKS Pacific, Inc.(a)	306	2,607
John B. Sanfilippo & Son, Inc.	60	3,076
Key Tronic Corp.(a)	286	2,866
Libbey Inc.	71	2,315
Multi-Color Corp.	33	2,524
NeoPhotonics Corp.(a)	610	4,154
Outerwall Inc.	36	2,049
Seneca Foods Corp. - Class A(a)	104	2,740
Servotronics, Inc.(c)	387	2,694
Span-America Medical Systems, Inc.	88	1,553

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Takeover Targets Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 92.2% (Continued)	Shares	Value
Manufacturing 28.5% (Continued)
Stoneridge, Inc.(a)	222	$2,739
TransAct Technologies Inc.	363	3,307
Vishay Precision Group Inc.(a)	133	1,541
Willamette Valley Vineyards, Inc.(a)	307	2,066
		67,542
Materials 0.8%
Olympic Steel, Inc.	192	1,910

Mining, Quarrying and Oil & Gas Extraction 0.9%
Trecora Resources(a)	162	2,012

Other Services (except Public Administration) 1.3%
Ecology and Environment, Inc. - Class A	256	2,995

Professional, Scientific, and Technical Services - 11.8%
Booz Allen Hamilton Holding Corp.	94	2,464
Clear Channel Outdoor Holdings, Inc. - Class A(a)	271	1,932
Concurrent Computer Corp.	566	2,677
CSP Inc.	555	2,980
Hackett Group, Inc.	189	2,599
Heidrick & Struggles International, Inc.	144	2,800
Insperity, Inc.	54	2,372
Intralinks Holdings, Inc.(a)	265	2,197
Monster Worldwide, Inc.(a)	439	2,819
PC-Tel, Inc.	474	2,849
United Online, Inc.(a)	238	2,380
		28,069
Retail Trade 10.7%
Big 5 Sporting Goods Corp.	261	2,709
The Bon-Ton Stores, Inc.	1,171	3,678
Cash America International, Inc.	116	3,245
Ingles Markets, Inc. - Class A	53	2,535
PCM Inc.(a)	330	2,983
Shoe Carnival, Inc.	89	2,118

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Takeover Targets Fund
September 30, 2015 (Unaudited)

COMMON STOCKS 92.2% (Continued)	Shares	Value
Retail Trade 10.7% (Continued)
Titan Machinery, Inc.(a)	282	$3,237
Village Super Market Inc. - Class A	105	2,479
West Marine, Inc.(a)	263	2,309
		25,293
Transportation and Warehousing 0.9%
Targa Resources Corp.	40	2,061

Utilities 3.8%
Artesian Resources Corp. - Class A	133	3,211
Consolidated Water Co., Ltd.(b)	242	2,807
SJW Corp.	100	3,075
		9,093
Total Common Stocks (Cost $244,894)		218,574

SHORT-TERM INVESTMENTS 6.4%
Investment Companies 6.4%
Fidelity Institutional Money Market Portfolio, 0.13%(d)	11,511	11,511
STIT - Liquid Assets Portfolio, 0.16%(d)	3,495	3,495
Total Short-Term Investments (Cost $15,006)		15,006
Total Investments (Cost $259,900) 98.6%		233,580
Other Assets in Excess of Liabilities 1.4%		3,428
TOTAL NET ASSETS 100.0%		$237,008

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	Level 2 Security. See Note 2.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2015 (Unaudited)

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund
ASSETS
Investments, at cost
Unaffiliated issuers	$165,627,456	$12,051,359	$259,900
Affiliated issuers (Note 3)	5,000,000	—	—
Investments, at value
Unaffiliated issuers	$201,356,945	$9,540,449	$233,580
Affiliated issuers (Note 3)	4,000,000	—	—
Due from brokers	184,799	—	—
Income receivable	769,436	9,452	226
Receivable for capital shares sold	15,114	—	—
Receivable for investments sold	2,216,707	30,000	—
Receivable from Advisor	—	—	11,359
Other assets	53,280	16,342	2,092
TOTAL ASSETS	208,596,281	9,596,243	247,257
LIABILITIES
Written options, at value (premium
received of $1,476,115, $544,862
and $0, respectively) (Note 2)	1,378,470	458,150	—
Payable for distribution fees	181,498	—	7
Payable to affiliates	139,863	10,454	306
Payable to Trustees	2,380	2,390	1,728
Payable to Advisor	168,704	9,158	—
Payable for capital shares redeemed	163,350	—	—
Payable for investments purchased	1,411,764	548,600	—
Loans payable	328,000	—	—
Accrued expenses and other liabilities	49,435	19,363	8,208
TOTAL LIABILITIES	3,823,464	1,048,115	10,249
NET ASSETS	$204,772,817	$8,548,128	$237,008

Net assets consist of:
Paid-in capital	$178,989,046	$13,689,260	$263,422
Accumulated net
investment income (loss)	513,532	(54,564)	2
Accumulated net realized loss	(9,556,895)	(2,662,370)	(96)
Net unrealized
appreciation (depreciation) on:
Investments	34,729,489	(2,582,798)	(26,320)
Purchased options	—	71,888	—
Written options	97,645	86,712	—
NET ASSETS	$204,772,817	$8,548,128	$237,008

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
September 30, 2015 (Unaudited)

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund
Institutional Class:
Net assets	$47,941		$234,062
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	1,751		26,179
Net asset value, redemption price
and offering price per share(1)	$27.38		$8.94
Investor Class:
Net assets	$170,059,443	$8,548,128	$983
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	6,263,228	1,092,619	110
Net asset value, redemption price
and offering price per share(1)	$27.15	$7.82	$8.94
Class A:
Net assets	$17,774,672		$983
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	657,145		110
Net asset value, redemption price and
minimum offering price per share(1)(3)	$27.05		$8.94
Maximum offering price per share (net asset
value per share divided by 0.9425)(2)	$28.70		$9.49
Class C:
Net assets	$16,890,761		$980
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	633,028		110
Net asset value, redemption price and
offering price per share (may be subject to
contingent deferred sales charge)(1)(4)	$26.68		$8.91

(1)
A redemption fee of 1.00% was assessed against shares redeemed within 60 days of purchase for the period April 1, 2015 through July 28, 2015 for the USA Mutuals Barrier Fund and USA Mutuals Generation Wave Growth Fund.

(2)	Reflects a maximum sales charge of 5.75%.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(4)	A CDSC of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Six Months Ended September 30, 2015 (Unaudited)

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund(1)
INVESTMENT INCOME
Dividend income (Net of foreign
withholding tax of $36,402, $158
and $1, respectively)	$3,054,803	$77,685	$1,116
Interest income	586	344	8
TOTAL INVESTMENT INCOME	3,055,389	78,029	1,124

EXPENSES
Advisory fees (Note 3)	1,137,077	44,047	893
Distribution fees - Investor Class (Note 3)	248,485	—	1
Distribution fees - Class A (Note 3)	26,704	—	1
Distribution fees - Class C (Note 3)	95,934	—	4
Administration, fund accounting,
and custody fees (Note 3)	129,508	15,704	9,004
Transfer agent fees and expenses (Note 3)	91,784	5,374	4,063
Federal and state registration fees	28,387	12,025	1,105
Reports to shareholders	18,483	915	398
Legal fees	12,669	13,169	5,328
Audit fees	8,750	7,721	6,412
Chief compliance officer fees and expenses	6,830	6,955	4,345
Trustees’ fees and related expenses	6,123	6,333	4,728
Other expenses	19,175	2,606	997
TOTAL EXPENSES BEFORE
INTEREST EXPENSE	1,829,909	114,849	37,279
Interest expense (Note 6)	3,060	—	—
TOTAL EXPENSES	1,832,969	114,849	37,279
Less waivers by Advisor (Note 3)	—	(33,710)	(36,157)
NET EXPENSES	1,832,969	81,139	1,122
NET INVESTMENT INCOME (LOSS)	1,222,420	(3,110)	2

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations (Continued)
For the Six Months Ended September 30, 2015 (Unaudited)

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund(1)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND OPTION CONTRACTS
Net realized gain (loss) from
security transactions:
Investments	$14,128,637	$530,789	$(96)
Purchased options (Note 2)	—	(394,057)	—
Written options (Note 2)	1,595,292	525,596	—
Change in net unrealized
appreciation/depreciation on:
Investments	(27,902,877)	(1,104,140)	(26,320)
Purchased options (Note 2)	—	140,995	—
Written options (Note 2)	(241,002)	3,615	—
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND
OPTION CONTRACTS	(12,419,950)	(297,202)	(26,416)
NET DECREASE IN NET
ASSETS FROM OPERATIONS	$(11,197,530)	$(300,312)	$(26,414)

(1)	The USA Mutuals Takeover Targets Fund commenced operations on May 5, 2015.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Barrier Fund

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
FROM OPERATIONS
Net investment income	$1,222,420	$3,631,967
Net realized gain (loss) on:
Investments	14,128,637	2,526,641
Purchased options	—	(73,400)
Written options	1,595,292	6,921,676
Change in net unrealized appreciation/depreciation on:
Investments	(27,902,877)	(12,311,755)
Purchased options	—	—
Written options	(241,002)	(20,501)
Net increase (decrease) in net assets from operations	(11,197,530)	674,628

FROM DISTRIBUTIONS
Net investment income:
Institutional Class	(820)	(170)
Investor Class	(2,411,050)	(3,541,644)
Class A	(261,180)	(329,015)
Class C	(152,801)	(176,013)
Net decrease in net assets from distributions paid	(2,825,851)	(4,046,842)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	8,283,501	81,910,154
Net asset value of shares issued in
reinvestment of distributions to shareholders	2,579,466	3,773,035
Payments for shares redeemed	(53,070,762)	(106,753,832)
Redemption fees	4,512	52,369
Other transactions(1)	33,683	—
Net decrease in net assets from
capital share transactions	(42,169,600)	(21,018,274)
TOTAL DECREASE IN NET ASSETS	(56,192,981)	(24,390,488)

NET ASSETS
Beginning of period	260,965,798	285,356,286
End of period (including accumulated net investment
income of $513,532 and $2,116,963, respectively)	$204,772,817	$260,965,798

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Generation Wave Growth Fund

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
FROM OPERATIONS
Net investment loss	$(3,110)	$(18,883)
Net realized gain (loss) on:
Investments	530,789	264,854
Purchased options	(394,057)	(276,812)
Written options	525,596	735,961
Change in net unrealized appreciation/depreciation on:
Investments	(1,104,140)	(1,952,120)
Purchased options	140,995	(69,107)
Written options	3,615	141,203
Net decrease in net assets from operations	(300,312)	(1,174,904)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	73,932	186,755
Payments for shares redeemed	(968,411)	(2,694,835)
Redemption fees	—	113
Net decrease in net assets from capital share transactions	(894,479)	(2,507,967)
TOTAL DECREASE IN NET ASSETS	(1,194,791)	(3,682,871)

NET ASSETS
Beginning of period	9,742,919	13,425,790
End of period (including accumulated net investment
loss of $54,564 and $51,454, respectively)	$8,548,128	$9,742,919

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets	USA Mutuals Takeover Targets Fund

May 5, 2015(1)
through
September 30, 2015
(Unaudited)
FROM OPERATIONS
Net investment income	$2
Net realized loss on investments	(96)
Change in net unrealized appreciation/depreciation on investments	(26,320)
Net decrease in net assets from operations	(26,414)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	263,422
TOTAL INCREASE IN NET ASSETS	237,008

NET ASSETS
Beginning of period	—
End of period (including accumulated net investment income of $2)	$237,008

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months Ended
	September 30, 2015		Year Ended
	(Unaudited)		March 31, 2015(1)
Net Asset Value, Beginning of Period	$29.30		$29.77
Income (loss) from investment operations:
Net investment income(2)	0.22		0.50
Net realized and unrealized loss on investments	(1.74)		(0.76	)(5)
Total from investment operations	(1.52)		(0.26)
Less distributions paid:
From net investment income	(0.40)		(0.21)
Net Asset Value, End of Period	$27.38		$29.30
Total Return	(5.45	)%(6)	(0.89)%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$48		$41
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.22	%(7)	1.19%
After waiver and expense reimbursement(3)	1.22	%(7)	1.19%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	1.50	%(7)	1.68%
After waiver and expense reimbursement(3)	1.50	%(7)	1.68%
Portfolio turnover rate(4)	22.08	%(6)	77.77%

(1)	The USA Mutuals Barrier Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
The Advisor has contractually agreed, effective through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.24% of average net assets of the Fund for Institutional Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015		2014		2013		2012		2011
Net Asset Value,
Beginning of Period	$29.05		$29.40		$24.39		$20.95		$18.12		$15.42
Income (loss) from
investment operations:
Net investment income	0.16	(1)	0.37	(1)	0.41	(1)	0.30	(2)	0.16	(2)	0.21 (2)
Net realized and unrealized
gain (loss) on investments	(1.71)		(0.33)		4.91		3.32		2.86		2.67
Total from investment operations	(1.55)		0.04		5.32		3.62		3.02		2.88
Less distributions paid:
From net investment income	(0.35)		(0.40)		(0.31)		(0.18)		(0.19)		(0.18)
Paid-in capital from
redemption fees (Note 2)	0.00	(3)	0.01		0.00	(3)	0.00	(3)	0.00	(3)	0.00 (3)
Net Asset Value, End of Period	$27.15		$29.05		$29.40		$24.39		$20.95		$18.12
Total Return	(5.57	)%(6)	0.13%		22.12%		17.44%		16.79%		19.01%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$170,059		$217,848		$248,982		$126,488		$91,824		$79,039
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	1.47	%(7)	1.44%		1.47%		1.64%		1.72%		1.79%
After waiver and
expense reimbursement(4)	1.47	%(7)	1.44%		1.47%		1.64%		1.76%		1.81%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.08	%(7)	1.27%		1.51%		1.60%		0.88%		1.24%
After waiver and
expense reimbursement(4)	1.08	%(7)	1.27%		1.51%		1.60%		0.84%		1.22%
Portfolio turnover rate	22.08	%(5)(6)	77.77	%(5)	166.95	%(5)	11.90	%(5)	83.66	%(5)	21.18%

Footnotes on following page.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Barrier Fund
(Continued)

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares. From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended					Period
	September 30,					Ended
	2015		Year Ended March 31,			March 31,
	(Unaudited)		2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$28.94		$29.30	$24.33	$20.94	$18.14
Income (loss) from investment operations:
Net investment income	0.16	(2)	0.38 (2)	0.46 (2)	0.24 (3)	0.10	(3)
Net realized and unrealized
gain (loss) on investments	(1.69)		(0.34)	4.85	3.36	2.70
Total from investment operations	(1.53)		0.04	5.31	3.60	2.80
Less distributions paid:
From net investment income	(0.36)		(0.40)	(0.34)	(0.21)	—
Paid-in capital from redemption fees (Note 2)	0.00	(4)	0.00 (4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$27.05		$28.94	$29.30	$24.33	$20.94
Total Return(5)	(5.55	)%(6)	0.11%	22.10%	17.40%	15.44	%(6)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$17,775		$22,985	$20,626	$3,033	$193
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.47	%(7)	1.44%	1.47%	1.64%	1.73	%(7)
After waiver and expense reimbursement(8)	1.47	%(7)	1.44%	1.47%	1.64%	1.73	%(7)
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	1.07	%(7)	1.30%	1.68%	1.60%	3.36	%(7)
After waiver and expense reimbursement(8)	1.07	%(7)	1.30%	1.68%	1.60%	3.36	%(7)
Portfolio turnover rate(9)	22.08	%(6)	77.77%	166.95%	11.90%	83.66%

(1)	The USA Mutuals Barrier Fund Class A shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended						Period
	September 30,						Ended
	2015		Year Ended March 31,				March 31,
	(Unaudited)		2015		2014	2013	2012(1)
Net Asset Value, Beginning of Period	$28.54		$28.97		$24.16	$20.90	$18.14
Income (loss) from investment operations:
Net investment income	0.05	(2)	0.16	(2)	0.26 (2)	0.17 (3)	0.07	(3)
Net realized and unrealized
gain (loss) on investments	(1.68)		(0.33	)(10)	4.80	3.26	2.69
Total from investment operations	(1.63)		(0.17)		5.06	3.43	2.76
Less distributions paid:
From net investment income	(0.23)		(0.26)		(0.25)	(0.17)	—
Paid-in capital from redemption fees (Note 2)	0.00	(4)	0.00	(4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$26.68		$28.54		$28.97	$24.16	$20.90
Total Return(5)	(5.93	)%(6)	(0.61)%		21.15%	16.56%	15.21	%(6)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$16,891		$20,092		$15,748	$3,159	$415
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.22	%(7)	2.19%		2.22%	2.39%	2.46	%(7)
After waiver and expense reimbursement(8)	2.22	%(7)	2.19%		2.22%	2.39%	2.46	%(7)
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	0.35	%(7)	0.57%		0.94%	0.85%	2.63	%(7)
After waiver and expense reimbursement(8)	0.35	%(7)	0.57%		0.94%	0.85%	2.63	%(7)
Portfolio turnover rate(9)	22.08	%(6)	77.77%		166.95%	11.90%	83.66%

(1)	The USA Mutuals Barrier Fund Class C shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not Annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(10)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Generation Wave Growth Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014		2013	2012	2011
Net Asset Value,
Beginning of Period	$8.09		$8.97	$8.18		$7.36	$7.79	$6.85
Income (loss) from
investment operations:
Net investment
income (loss)(1)	(0.00	)(2)	(0.02)	(0.00	)(2)	0.07	0.03	0.00 (2)
Net realized and unrealized
gain (loss) on investments	(0.27)		(0.86)	0.86		0.79	(0.46)	0.94
Total from investment operations	(0.27)		(0.88)	0.86		0.86	(0.43)	0.94
Less distributions paid:
From net investment income	—		—	(0.07)		(0.04)	—	—
Paid-in capital from
redemption fees (Note 2)(2)	0.00		0.00	0.00		0.00	0.00	0.00
Net Asset Value, End of Period	$7.82		$8.09	$8.97		$8.18	$7.36	$7.79
Total Return	(3.34	)%(5)	(9.81)%	10.57%		11.76%	(5.52)%	13.72%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$8,548		$9,743	$13,426		$13,995	$14,136	$20,062
Ratio of expenses
to average net assets:(3)
Before waiver and
expense reimbursement	2.48	%(6)	2.53%	2.32%		2.51%	2.30%	2.00%
After waiver and
expense reimbursement(4)	1.75	%(6)	1.75%	1.75%		1.75%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets:(3)
Before waiver and
expense reimbursement	(0.80	)%(6)	(0.94)%	(0.63)%		0.06%	(0.17)%	(0.27)%
After waiver and
expense reimbursement(4)	(0.07	)%(6)	(0.16)%	(0.06)%		0.82%	0.38%	(0.02)%
Portfolio turnover rate	189.48	%(5)	132.21%	391.70%		34.28%	127.99%	82.62%

(1)	Per share net investment income (loss) was calculated prior to tax adjustments.
(2)	Less than one cent per share.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
The Advisor has contractually agreed, effective August 1, 2009 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund.

(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	September 30, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income	0.00	(2)(3)
Net realized and unrealized loss on investments	(1.06)
Total from investment operations	(1.06)
Net Asset Value, End of Period	$8.94
Total Return	(10.60	)%(6)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$234
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	41.76	%(7)
After waiver and expense reimbursement(4)	1.25	%(7)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	40.52	%(7)
After waiver and expense reimbursement(4)	0.01	%(7)
Portfolio turnover rate(5)	145.28	%(6)

(1)	The USA Mutuals Takeover Targets Fund Institutional Class shares commenced operations on May 5, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Less than one cent per share.
(4)
The Advisor has contractually agreed, effective through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.25% of average net assets of the Fund for Institutional Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	September 30, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.00	)(2)(3)
Net realized and unrealized loss on investments	(1.06)
Total from investment operations	(1.06)
Net Asset Value, End of Period	$8.94
Total Return	(10.60	)%(6)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	41.02	%(7)
After waiver and expense reimbursement(4)	1.50	%(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	39.40	%(7)
After waiver and expense reimbursement(4)	(0.12	)%(7)
Portfolio turnover rate(5)	145.28	%(6)

(1)	The USA Mutuals Takeover Targets Fund Investor Class shares commenced operations on May 5, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Less than one cent per share.
(4)
The Advisor has contractually agreed, effective through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.50% of average net assets of the Fund for Investor Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	September 30, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.00	)(2)(3)
Net realized and unrealized loss on investments	(1.06)
Total from investment operations	(1.06)
Net Asset Value, End of Period	$8.94
Total Return(4)	(10.60	)%(7)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	41.02	%(8)
After waiver and expense reimbursement(5)	1.50	%(8)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	39.41	%(8)
After waiver and expense reimbursement(5)	(0.11	)%(8)
Portfolio turnover rate(6)	145.28	%(7)

(1)	The USA Mutuals Takeover Targets Fund Class A shares commenced operations on May 5, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)
The Advisor has contractually agreed, effective through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.50% of average net assets of the Fund for Class A shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Not Annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	September 30, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(0.04	)(2)
Net realized and unrealized loss on investments	(1.05)
Total from investment operations	(1.09)
Net Asset Value, End of Period	$8.91
Total Return(3)	(10.90	)%(6)
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	41.75	%(7)
After waiver and expense reimbursement(4)	2.25	%(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	38.59	%(7)
After waiver and expense reimbursement(4)	(0.91	)%(7)
Portfolio turnover rate(5)	145.28	%(6)

(1)	The USA Mutuals Takeover Targets Fund Class C shares commenced operations on May 5, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
The Advisor has contractually agreed, effective through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 2.25% of average net assets of the Fund for Class C shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not Annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

(1)    Organization
USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The USA Mutuals Barrier Fund, the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Takeover Targets Fund (individually a “Fund” and collectively the “Funds”), each represent a distinct portfolio with its own investment objectives and policies within the Trust.  The USA Mutuals Barrier Fund and the USA Mutuals Takeover Targets Fund are diversified funds and the USA Mutuals Generation Wave Growth Fund is a non-diversified fund.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held.  Each Fund is currently authorized to offer Class A, Class C and Investor Class shares, and the USA Mutuals Barrier Fund and the USA Mutuals Takeover Targets Fund are authorized to offer Institutional Class shares.  The four classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus.  A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase.  Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus.  The contingent deferred sales charge for these Class C shares is based on the net asset value of the shares at the time of purchase.  Investor Class and Institutional Class shares are no-load shares.

The USA Mutuals Barrier Fund Investor Class shares became effective and commenced operations on August 30, 2002.  The USA Mutuals Barrier Fund Class A and Class C shares became effective and commenced operations on December 8, 2011.  The USA Mutuals Barrier Fund Institutional Class shares became effective and commenced operations on April 1, 2014.  The USA Mutuals Generation Wave Growth Fund Investor Class shares became effective and commenced operations on June 21, 2001.  While the USA Mutuals Generation Wave Growth Fund’s Class A and Class C shares are effective, only Investor Class shares have been offered and issued to date.  The USA Mutuals Takeover Targets Fund Institutional Class, Investor Class, Class A and Class C shares became effective and commenced operations on May 5, 2015.

The Funds are managed by USA Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the USA Mutuals Barrier Fund is long-term growth of capital.  The investment objective of the USA Mutuals Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.  The investment objective of the USA Mutuals Takeover Targets Fund is capital appreciation.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

(2)    Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)  Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective net asset values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates fair value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments.  “Fair value” of other private options are valued by the Advisor under the supervision of the Funds’ Board of Trustees.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between:

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. Level 3 investments as of September 30, 2015 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, real estate valuations, and other factors provided by the underlying companies. The valuation methodology used for the six months ended September 30, 2015 considered cases sold, real estate valuations, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales, financial information, and estimates related to real estate valuations. A decrease in these estimates and inputs would cause fair value to decrease. Because of the inherent uncertainty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and options written as of September 30, 2015:

USA Mutuals
Barrier Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$52,778,479	$—	$—	$52,778,479
Alcoholic Beverages	45,907,688	—	25,000	45,932,688
Casinos, Gambling &
Lotteries	45,264,116	—	—	45,264,116
Tobacco Manufacturing	52,406,129	—	—	52,406,129
Preferred Stocks	—	—	8,975,000	8,975,000
Short-Term Investment
Investment Company	533	—	—	533
Total*	$196,356,945	$—	$9,000,000	$205,356,945
Options Written	$(1,041,570)	$(336,900)	$—	$(1,378,470)

USA Mutuals Generation
Wave Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,390,414	$—	$—	$4,390,414
Exchange Traded Funds	1,951,170	—	—	1,951,170
Exchange Traded Notes	755,466	—	—	755,466
Limited Partnership	522,450	—	—	522,450
Purchased Put Option	549,000	—	—	549,000
Sector Fund	68,700	—	—	68,700
Short-Term Investments
Investment Companies	1,303,249	—	—	1,303,249
Total*	$9,540,449	$—	$—	$9,540,449
Options Written	$(439,900)	$(18,250)	$—	$(458,150)

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

USA Mutuals Takeover
Targets Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation &
Food Services	$4,802	$—	$—	$4,802
Administrative and
Support and Waste
Management and
Remediation Services	17,750	—	—	17,750
Arts, Entertainment
& Recreation	1,755	—	—	1,755
Consumer Staples	4,881	—	—	4,881
Finance and Insurance	20,182	—	—	20,182
Health Care and
Social Assistance	3,865	—	—	3,865
Information	18,498	—	—	18,498
Management of Companies
and Enterprises	7,866	—	—	7,866
Manufacturing	58,890	8,652	—	67,542
Materials	1,910	—	—	1,910
Mining, Quarrying and
Oil & Gas Extraction	2,012	—	—	2,012
Other Services (except
Public Administration)	2,995	—	—	2,995
Professional, Scientific,
and Technical Services	28,069	—	—	28,069
Retail Trade	25,293	—	—	25,293
Transporting and
Warehousing	2,061	—	—	2,061
Utilities	9,093	—	—	9,093
Short-Term Investments
Investment Companies	15,006	—	—	15,006
Total*	$224,928	$8,652	$—	$233,580

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Funds and, as compared to the USA Mutuals Barrier Fund and USA Mutuals Generation Wave Growth Fund prior annual report.  It is the Funds’ policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

The following is a reconciliation of the USA Mutuals Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended September 30, 2015:

Investments in Securities
Six Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2015
Fair Value as of 3/31/2015	$9,500,000
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(500,000)
Purchases	—
Sales	—
Transfers into Level 3*	—
Transfers out of Level 3*	—
Fair Value as of 9/30/2015	$9,000,000
Net unrealized loss relating to Level 3
investments still held at September 30, 2015	$(500,000)

*   Transfers between levels are recognized at the end of the reporting period.

The following is a summary of quantitative information about significant unobservable valuation inputs for the USA Mutuals Barrier Fund for Level 3 Fair Value Measurements for investments held as of September 30, 2015:

	Fair Value as of	Valuation	Observable
Investments	September 30, 2015	Technique	Inputs
Hawaii Sea Spirits LLC –	$25,000	Discounted	Case Sales
Class C – Common		Cash Flow	Real Estate Value

Hawaii Sea Spirits LLC –	$4,975,000	Discounted	Case Sales
Class C – Preferred		Cash Flow	Real Estate Value

Zodiac Spirits, LLC –	$4,000,000	Discounted	Case Sales
Class A		Cash Flow

(b)  Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the  requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. The

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2012 through March 31, 2015.

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

		USA Mutuals
	USA Mutuals	Generation Wave
	Barrier Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$205,147,750	$11,571,953
Gross tax unrealized appreciation	$75,367,419	$477,066
Gross tax unrealized depreciation	(20,405,353)	(1,942,942)
Net tax unrealized appreciation/depreciation	54,962,066	(1,465,876)
Undistributed ordinary income	2,116,642	—
Total distributable earnings	2,116,642	—
Other accumulated losses	(17,271,556)	(3,374,944)
Total accumulated gains (losses)	$39,807,152	$(4,840,820)

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales and other temporary differences.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2015, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $9,487,310 and $592,636, respectively.  At March 31, 2015, the Funds had the following capital loss carryforwards:

	USA Mutuals
USA Mutuals	Generation Wave
Barrier Fund	Growth Fund	Expiration
$(16,515,458)	$(3,259,867)	03/31/18

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31, 2015, the Funds did not have capital loss carryforwards with an indefinite expiration.

At March 31, 2015, the USA Mutuals Barrier Fund deferred no post-October losses.  At March 31, 2015, the USA Mutuals Generation Wave Growth Fund deferred late year net investment losses of $8,675 and deferred post-October losses of $114,401.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

(c)  Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The tax character of distributions paid during the six months ended September 30, 2015 and the year ended March 31, 2015 was as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
USA Mutuals Barrier Fund	$2,825,851	$—	$4,046,842	$—
USA Mutuals Generation
Wave Growth Fund	$—	$—	$—	$—
USA Mutuals Takeover
Targets Fund(1)	$—	$—	$—	$—

(1) For the period from May 5, 2015 through September 30, 2015.

(d)  Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)  Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charged a 1.00% redemption fee on shares held less than 60 days for the period April 1, 2015 through July 28, 2015. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of each Fund’s daily NAV calculation.

(f)  Short Positions
Each of the USA Mutuals Barrier Fund, the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Takeover Targets Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of and for the six months ended September 30, 2015, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund were not invested in short positions.  As of and for the period from May 5, 2015 through September 30, 2015, the USA Mutuals Takeover Targets Fund was not invested in short positions.

(g)  Options
The USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is purchased or written by the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  Premiums received from writing options that expire unexercised are treated by the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund on the expiration date as realized gains from written options.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund.

The USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the USA Mutuals Barrier Fund’s and the USA Mutuals Generation Wave Growth Fund’s investment objectives.  A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (“MNA”) and net of related collateral received or pledged, if any, as of September 30, 2015:

Gross Amounts Not Offset in the Statements of Assets and
Liabilities and Subject to MNA

Assets:		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statements
	Gross	Statements	Statements	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Assets	Liabilities	Liabilities	Instruments	Received	Amount
USA Mutuals Generation
Wave Growth Fund
Purchased Options	$549,000	$ —	$549,000	$ —	$ —	$549,000

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

Liabilities:		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statements
	Gross	Statements	Statements	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount
USA Mutuals
Barrier Fund
Written Options	$1,378,470	$ —	$1,378,470	$(1,378,470)	$ —	$ —
USA Mutuals Generation
Wave Growth Fund
Written Options	$ 458,150	$ —	$ 458,150	$ (458,150)	$ —	$ —
The number of option contracts written and the premiums received by the USA Mutuals Barrier Fund during the six months ended September 30, 2015, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	7,530	$1,133,922
Options written	20,574	2,831,671
Options expired	(11,821)	(1,595,292)
Options exercised	(5,832)	(894,186)
Options outstanding, end of period	10,451	$1,476,115

The number of option contracts written and the premiums received by the USA Mutuals Generation Wave Growth Fund during the six months ended September 30, 2015, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,610	$421,577
Options written	6,342	1,158,867
Options expired	(5,582)	(560,147)
Options covered	(150)	(30,699)
Options exercised	(2,100)	(444,736)
Options outstanding, end of period	2,120	$544,862

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

The number of option contracts purchased and the premiums paid by the USA Mutuals Generation Wave Growth Fund during the six months ended September 30, 2015, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	750	$399,857
Options purchased	1,050	865,187
Options sold	(100)	(50,500)
Options expired	(650)	(349,357)
Options exercised	(550)	(388,075)
Options outstanding, end of period	500	$477,112

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2015:

Derivative Investment Type	Value	Location
Asset Derivatives
USA Mutuals Generation
Wave Growth Fund
Purchased Options –	$549,000	Investments in affiliated
equity index contracts		issuers, at value

Liability Derivatives
USA Mutuals Barrier Fund
Written Options – equity contracts	$(1,378,470)	Written options, at value

USA Mutuals Generation
Wave Growth Fund
Written Options – equity contracts	$(458,150)	Written options, at value

The following is a summary of the effect of derivative investments on the Statements of Operations for the six months ended September 30, 2015:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
USA Mutuals Barrier Fund
Written Options – equity contracts	$1,595,292	Net realized gain (loss)
		from written options
USA Mutuals Generation
Wave Growth Fund
Written Options – equity contracts	$525,596	Net realized gain (loss)
		from written options
Purchased Options –	$(394,057)	Net realized gain (loss)
equity index contracts		from purchased options

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

	Change in
	Unrealized
	Appreciation/
	(Depreciation)
Derivative Investment Type	on Options	Location
USA Mutuals Barrier Fund
Written Options – equity contracts	$(241,002)	Change in net unrealized
		appreciation/depreciation
		on written options
USA Mutuals Generation
Wave Growth Fund
Written Options – equity contracts	$3,615	Change in net unrealized
		appreciation/depreciation
		on written options
Purchased Options –	$140,995	Change in net unrealized
equity index contracts		appreciation/depreciation
		on purchased options

(h)  Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

(i)  Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held.  Such gains or losses are included with the net realized and unrealized  gain or loss from investments, as appropriate.

Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j)  Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2015 through the date the financial statements were issued. On October 2, 2015, the USA Mutuals/WaveFront Hedged Emerging Markets Fund, a new series of the Trust, commenced operations. The USA Mutuals/WaveFront Hedged Emerging Markets Fund’s primary investment objective is consistent long-term capital appreciation with significantly less volatility compared to traditional emerging markets indices.

(3)    Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of the USA Mutuals Barrier Fund’s and the USA Mutuals Generation Wave Growth Fund’s average daily net assets and 1.00% of the USA Mutuals Takeover Targets Fund’s average daily net assets. For the six months ended September 30, 2015, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund incurred $1,137,077 and $44,047 in advisory fees, respectively.  For the period from May 5, 2015 through September 30, 2015, the USA Mutuals Takeover Targets Fund incurred $893 in advisory fees.

The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the USA Mutuals Barrier Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.24% of average net assets of the USA Mutuals Barrier Fund for Institutional Class shares, 1.49% of average net assets of the USA Mutuals Barrier Fund for Investor Class and Class A shares and 2.24% of average net assets of the USA Mutuals Barrier Fund for Class C shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the USA Mutuals Barrier Fund’s total annual fund operating expenses to 1.85% and 2.60% of average net assets of the USA Mutuals Barrier Fund for Class A shares and Class C shares, respectively.  From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the USA Mutuals Barrier Fund’s total annual fund operating expenses to 1.85% of average net assets of the USA Mutuals Barrier Fund for Investor Class shares.

The Advisor has contractually agreed, effective August 1, 2009 through July 31, 2016, to limit the USA Mutuals Generation Wave Growth Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the USA Mutuals Generation Wave Growth Fund Investor Class shares.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

The Advisor has contractually agreed, effective through July 31, 2016, to limit the USA Mutuals Takeover Targets Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.25% of average net assets of the USA Mutuals Takeover Targets Fund for Institutional Class shares, 1.50% of average net assets of the USA Mutuals Takeover Targets Fund for Investor Class and Class A shares and 2.25% of average net assets of the USA Mutuals Takeover Targets Fund for Class C shares.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed.  Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.  For the six months ended September 30, 2015, $33,710 was waived for the USA Mutuals Generation Wave Growth Fund.  For the period from May 5, 2015 through September 30, 2015, $36,157 was waived for the USA Mutuals Takeover Targets Fund.

The following table shows the remaining waived or reimbursed expenses in the Funds subject to potential recoupment expiring in:

	USA Mutuals	USA Mutuals
	Generation Wave	Takeover
	Growth Fund	Targets Fund
2016	$104,840	$—
2017	77,300	—
2018	93,549	—
2019	33,710	36,157

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.  For the six months ended September 30, 2015, the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund incurred $129,508 and $15,704 in accounting, administration and custodian fees and $91,784 and $5,374 in transfer agency fees, respectively.  For the period from May 5, 2015 through September 30, 2015, the USA Mutuals Takeover Targets Fund incurred $9,004 in accounting, administration and custodian fees and $4,063 in transfer agency fees.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the USA Mutuals Barrier Fund and the USA Mutuals Takeover Targets Fund, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares for services to prospective Fund shareholders and

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the six months ended September 30, 2015, the USA Mutuals Barrier Fund Investor Class accrued expenses of $248,485, the USA Mutuals Barrier Fund Class A accrued expenses of $26,704 and the USA Mutuals Barrier Fund Class C accrued expenses of $95,934 pursuant to the 12b-1 Plan.  During the period from May 5, 2015 through September 30, 2015, the USA Mutuals Takeover Targets Fund Investor Class accrued expenses of $1, the USA Mutuals Takeover Targets Fund Class A accrued expenses of $1 and the USA Mutuals Takeover Targets Fund Class C accrued expenses of $4 pursuant to the 12b-1 Plan.

The following issuer was affiliated with the USA Mutuals Barrier Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the six months ended September 30, 2015.  No issuers were affiliated with the USA Mutuals Generation Wave Growth Fund during the six months ended September 30, 2015 or the USA Mutuals Takeover Targets Fund during the period from May 5, 2015 through September 30, 2015.  See Section (2)(a)(3) of the 1940 Act.

USA Mutuals Barrier Fund

	Share			Share
	Balance			Balance
	At			At			Cost At	Value At
	April 1,			Sept. 30,	Dividend	Realized	Sept. 30,	Sept. 30,
Issuer Name	2015	Additions	Reductions	2015	Income	Gain/Loss	2015	2015
Zodiac
Spirits,
LLC –
Class A	5,000	—	—	5,000	$ —	$ —	$5,000,000	$4,000,000

(4)    Capital Share Transactions
Transactions in shares of the USA Mutuals Barrier Fund Institutional Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		1,387		—
Shares sold	$20,150	677	$41,073	1,384
Shares issued to holders
in reinvestment
of distributions	687	24	99	3
Shares redeemed	(10,064)	(337)	—	—
Net increase	$10,773	364	$41,172	1,387
Ending shares		1,751		1,387

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

Transactions in shares of the USA Mutuals Barrier Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		7,499,622		8,469,393
Shares sold	$6,614,501	226,455	$65,639,518	2,222,955
Shares issued to holders
in reinvestment
of distributions	2,229,107	78,600	3,338,714	111,888
Shares redeemed	(45,059,484)	(1,541,449)	(97,474,483)	(3,304,614)
Other Transactions(1)	29,838	—	—	—
Net decrease	$(36,186,038)	(1,236,394)	$(28,496,251)	(969,771)
Ending shares		6,263,228		7,499,622

Transactions in shares of the USA Mutuals Barrier Fund Class A were as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		794,229		703,992
Shares sold	$1,015,648	34,630	$8,399,716	284,866
Shares issued to holders
in reinvestment
of distributions	214,861	7,606	277,454	9,337
Shares redeemed	(5,202,163)	(179,320)	(5,984,426)	(203,966)
Other Transactions(1)	2,703	—	—	—
Net increase (decrease)	$(3,968,951)	(137,084)	$2,692,744	90,237
Ending shares		657,145		794,229

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

Transactions in shares of the USA Mutuals Barrier Fund Class C were as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		704,023		543,513
Shares sold	$633,202	21,973	$7,829,847	267,410
Shares issued to holders
in reinvestment
of distributions	134,811	4,829	156,768	5,307
Shares redeemed	(2,794,539)	(97,797)	(3,242,554)	(112,207)
Other Transactions(1)	1,142	—	—	—
Net increase (decrease)	$(2,025,384)	(70,995)	$4,744,061	160,510
Ending shares		633,028		704,023
Total decrease
for the Fund	$(42,169,600)		$(21,018,274)

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV Error.

Transactions in shares of the USA Mutuals Generation Wave Growth Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2015		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		1,204,369		1,496,229
Shares sold	$73,932	9,105	$186,755	21,172
Shares redeemed	(968,411)	(120,855)	(2,694,722)	(313,032)
Net decrease	$(894,479)	(111,750)	$(2,507,967)	(291,860)
Ending shares		1,092,619		1,204,369

Transactions in shares of the USA Mutuals Takeover Targets Fund Institutional Class were as follows:

	Period Ended
	September 30, 2015(1)
	Amount	Shares
Beginning shares		—
Shares sold	$260,122	26,179
Net increase	$260,122	26,179
Ending shares		26,179

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

Transactions in shares of the USA Mutuals Takeover Targets Fund Investor Class were as follows:

	Period Ended
	September 30, 2015(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,100	110
Net increase	$1,100	110
Ending shares		110

Transactions in shares of the USA Mutuals Takeover Targets Fund Class A were as follows:

	Period Ended
	September 30, 2015(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,100	110
Net increase	$1,100	110
Ending shares		110

Transactions in shares of the USA Mutuals Takeover Targets Fund Class C were as follows:

	Period Ended
	September 30, 2015(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,100	110
Net increase	$1,100	110
Ending shares		110
Total increase for the Fund	$263,422

(1)	The current activity begins on May 5, 2015.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015 (Unaudited)

(5)    Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund for the six months ended September 30, 2015 and the aggregate purchases and sales of securities, excluding short-term investments for the USA Mutuals Takeover Targets Fund for the period from May 5, 2015 through September 30, 2015 are summarized below:

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund
Purchases	$51,965,196	$16,268,711	$541,285
Sales	80,191,854	17,656,710	291,936

There were no purchases or sales of U.S. government securities during the period ended September 30, 2015.

(6)    Credit Facility
U.S. Bank, N.A. has made available to the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund an unsecured credit facility pursuant to a Loan and Security Agreement for the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund which matures, unless renewed, on March 8, 2016.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund may borrow up to the lesser of $8,500,000 and $1,500,000, respectively, or certain percentage amounts based on the net assets of the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund.

The interest rate paid by the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of September 30, 2015.  During the six months ended September 30, 2015, the USA Mutuals Barrier Fund had average outstanding borrowings of $164,197 under the credit facility and paid a weighted average interest rate of 3.25%, totaling $3,060 which is shown as Interest expense on the Statement of Operations.  The USA Mutuals Generation Wave Growth Fund did not borrow from the credit facility during the six months ended September 30, 2015.  The August 24, 2015 balance of $1,640,000 for the USA Mutuals Barrier Fund was the maximum borrowing during the six months ended September 30, 2015.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 20, 2015 to consider the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”), between the Trust, on behalf of the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and USA Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”). In advance of the meeting, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees. The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Funds, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information).  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending July 31, 2016 with respect to the USA Mutuals Barrier Fund and approved the continuation of the Agreement through December 31, 2015 with respect to the USA Mutuals Generation Wave Growth Fund.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Funds and the amount of time devoted to the Funds’ affairs by the Advisor’s staff.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of Mr. Gerald Sullivan as the Funds’ portfolio manager and other key personnel, noting recent additions to key personnel, at the Advisor involved in the day-to-day activities of the Funds.  The Trustees considered information provided by the Advisor in response to the Board’s 15(c) request, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of the Funds’ assets.  The Trustees noted that during the course of the prior year they had met with representatives of the Advisor in person to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Advisor throughout the year.  The Trustees discussed in detail the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison to a benchmark index, and in comparison to a peer group constructed by data from Morningstar Direct (each, a “Morningstar Peer Group”).

Generation Wave Growth Fund:  The Trustees noted that the Generation Wave Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2015 was below the median for the Fund’s Morningstar Peer Group of U.S. open-end multi-alternative funds. The Trustees further noted that the performance fell within the third quartile for the three-year and five-year periods and within the fourth quartile for the year-to-date, one-year, and ten-year periods. The Fund’s performance for the one-year and ten-year periods ended March 31, 2015 was the worst of the Morningstar Peer Group.  The Trustees also reviewed the Fund’s performance for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2015, and noted that the Fund lagged the S&P 500 Index for each period other than the since inception period when it exceeded the S&P 500 Index.

Barrier Fund:  The Trustees noted that the Fund’s performance for the year-to-date, one-year, and three-year periods was below the Morningstar Peer Group of U.S. open-end large blend funds median and that the performance was above the median for the five-year and ten-year periods.  The Trustees further noted that the performance was within the third quartile for the year-to-date period, within the fourth quartile for the one-year and three-year periods, within the first quartile for the five-year period, and within the second quartile for the ten-year period for the Morningstar Peer Group of U.S. open-end large blend funds category.  The Trustees also reviewed the Barrier Fund’s performance for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2015, and noted that the Fund’s Investors Class shares had outperformed the S&P 500 Index for each period with the exception of the one-year, three-year and year-to-date periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for each Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to each Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group.  The Trustees also considered the fee waivers and expense reimbursements provided by the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noted the extent to which the Advisor had subsidized the Generation Wave Growth Fund’s operations under the expense cap agreement.  The Trustees examined the level of profits realized by the Advisor from the fees payable under the Agreement and the expense subsidization undertaken by the Advisor with respect to the Generation Wave Growth Fund, as well as the Fund’s brokerage arrangements, noting that the Advisor uses soft dollars to pay for limited research.  These considerations were based on materials requested by the Board specifically for the meeting, as well as the presentations made by the Advisor over the course of the year.

Generation Wave Growth Fund:  The Trustees noted the Advisor had waived management fees during the past year to the extent necessary to operate the Generation Wave Growth Fund at its expense cap of 1.75%.  The Trustees noted that the Fund’s contractual management fee of 0.95% was in the second quartile and was below the Morningstar U.S. open-end multi-alternative average of 1.09%.

The Trustees noted that the Generation Wave Growth Fund was currently operating above its expense cap of 1.75%.  The Trustees observed that the Fund’s net expense ratio of 1.75% fell within the fourth quartile among the Morningstar U.S. open-end multi-alternative peer group, compared to the average of 1.44% which fell within the third quartile.

Barrier Fund: The Trustees noted that the Barrier Fund’s contractual management fee of 0.95% fell within the fourth quartile and was above  the Morningstar U.S. open-end large blend funds peer group average of 0.62%, which fell into the third quartile.  The Trustees noted that the Barrier Fund was currently operating below its expense cap.  The Trustees observed that the Barrier Fund’s Investor Class net expense ratio of 1.19% fell within the fourth quartile among the Morningstar U.S. open-end large blend funds peer group, compared to the average of 0.83% which fell within the third quartile.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed, but that fees and expenses should continue to be assessed.  The Trustees further concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Funds.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Funds at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Funds.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Funds.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in general could benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on August 24, 2015 to consider the approval of an amendment to the Amended and Restated Investment Advisory Agreement (the “Agreement”), between the Trust, on behalf of the USA Mutuals/WaveFront Hedged Emerging Markets Fund (the “Fund”), a proposed new series of the Trust, and USA Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”). In advance of the meeting, the Independent Trustees requested and received materials to assist them in considering the approval of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees. The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement and detailed comparative information relating to the management fees and other expenses of the Fund.  The Trustees also received information relating to the Advisor periodically throughout the year that was relevant to the Agreement approval process, including quarterly reports from the Trust’s chief compliance officer.  In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, related to the initial registration of the Fund.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial two-year term following the commencement of operations of the Fund.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Advisor to the Fund and the amount of time that would be devoted by the Advisor’s staff to the Fund’s operations.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Advisor who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Advisor’s compliance program as previously reviewed at other meetings of the Board and commitment to the growth of Fund assets based upon information provided by the Advisor in response to a supplemental Section 15(c) request, which was included in the meeting materials, as well as information provided by the Advisor in response to a Section 15(c) request which was reviewed by the Board at a previous meeting held on May 20, 2015.  The Trustees also noted any services that extended beyond portfolio management and they considered the overall capability of the Advisor.  The Trustees noted they had been assured by the Trust’s CCO in his reports to the Board made throughout the past year that the Advisor’s policies and procedures and compliance program continued to be compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISOR

In assessing the portfolio management services to be provided by the Advisor, the Trustees considered the investment management experience of Mr. Mark Adams, portfolio manager for WaveFront Capital Management, L.P., the Fund’s proposed sub-advisor, who would serve as the Fund’s portfolio manager.  The Trustees noted the Advisor does not currently manage any accounts with investment strategies substantially similar to that which would be applied to the Fund but that Mr. Adams has managed and currently manages, accounts with investment strategies substantially similar to the Fund. After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Advisor’s management.
3.	COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISOR

The Trustees then considered the cost of services and the structure of the Fund’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed statistical information and other materials provided in the meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to two peer groups of U.S. open end diversified emerging markets funds and U.S. open end long/short equity funds, as compiled by Morningstar, which had been included in the meeting materials.  The Board considered the Fund’s proposed management fee of 1.25%, noting that the fee fell between the third and fourth quartiles for its peer group in the diversified emerging markets category, above the peer group average of 1.05%, which fell into the third quartile and that the management fee of 1.25% fell into the second quartile for its peer group in the long/short equity category, slightly below the peer group average of 1.26%, which fell between the second and third quartiles. The Board further noted that the Advisor had agreed to waive its management fees and/or reimburse fund expenses for an initial one-year term following the commencement of operations of the Fund, so that total annual fund operating expenses for the Fund do not exceed 1.50%, 1.75%, 1.75% and 2.50% of the Fund’s average daily net assets for Institutional Class, Investor Class, Class A and Class C shares, respectively.  The proposed limit on annual fund operating expenses put the Fund’s net expense ratio of 1.75% for Investor Class and Class A shares into the third quartile, above the peer group average in the diversified emerging markets category of 1.70%, which fell into the second quartile and that the net expense ratio of 1.75% was in the third quartile, above the peer group average in the long/short equity category of 1.54%, which fell into the second quartile. The Trustees also considered the overall profitability of the Advisor that may result from its management of the Fund, noting that the Advisor may need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the investment advisory agreement with respect to the Fund.

The Trustees concluded that the Fund’s expenses and the fees to be paid to the Advisor were fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the Fund by the Advisor.  The Trustees further concluded that the Advisor’s profit, if any, from sponsoring the Fund would not be excessive.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed management fees and the Fund’s expenses.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the approval of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the approval of the Agreement was in the best interests of the Fund and its shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF SUB-ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on August 24, 2015 to consider the approval of a sub-advisory agreement (the “WaveFront Sub-Advisory Agreement”) for the USA Mutuals/WaveFront Hedged Emerging Markets Fund (the “Fund”), a proposed new series of the Trust, entered into between USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, and WaveFront Capital Management, L.P. (“WaveFront” or the “Sub-Advisor”), the Fund’s proposed sub-advisor.  In advance of the meeting, the Independent Trustees requested and received materials to assist them in considering the approval of the WaveFront Sub-Advisory Agreement, including a written response by WaveFront to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees.  The materials provided contained information with respect to the factors noted below, including a copy of the WaveFront Sub-Advisory Agreement and a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the WaveFront Sub-Advisory Agreement.  The Trustees reviewed and discussed the Sub-Adviser Due Diligence Questionnaire completed by WaveFront, and also reviewed and discussed WaveFront’s current Form ADV and financial statements.  The Trustees also considered information provided by WaveFront in the meeting materials relating to WaveFront’s compliance program, including a memorandum providing a compliance program summary, the written code of ethics and proxy voting policy.  The Trustees noted that Mr. Michael Loukas (Managing Principal), Mr. Norman Maines (Chief Investment Officer) and Ms. Gina Harkness (Chief Operating Officer), each of WaveFront, participated in the meeting to give a presentation regarding WaveFront and the Fund’s investment strategy.  Based on their evaluation of the information provided by WaveFront, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the WaveFront Sub-Advisory Agreement for an initial two-year term following the commencement of operations of the Fund.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the WaveFront Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISOR TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by WaveFront to the Fund.  The Trustees considered WaveFront’s specific responsibilities in all aspects of day-to-day management of the Fund’s assets, as well as the qualifications, experience and responsibilities of Mr. Mark Adams, portfolio manager for WaveFront, who would serve as the portfolio manager for the Fund.  The Trustees concluded that WaveFront, in light of its joint venture arrangement with the Advisor, had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the WaveFront Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISOR

In assessing the portfolio management services to be provided by WaveFront, the Board considered the qualifications, background and experience of Mr. Adams and the performance of a limited partnership, the WaveFront Emerging Markets Fund, L.P., managed by WaveFront with Mr. Adams as portfolio manager, using the same strategy to that which would be applied by WaveFront to manage the Fund.  The Trustees concluded that the Fund and its shareholders were likely to benefit from WaveFront’s management.

3.	COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE SUB-ADVISOR

The Trustees reviewed and considered the sub-advisory fees payable by the Advisor to WaveFront under the WaveFront Sub-Advisory Agreement.  Since WaveFront’s sub-advisory fees would be paid by the Advisor, the overall advisory fee paid by the Fund would not be directly affected by WaveFront’s sub-advisory fee.  Consequently, the Trustees did not consider the costs of services to be provided by WaveFront or the profitability of its relationship with the Fund to be material factors for consideration given that WaveFront is not affiliated with the Advisor and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis.  Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to WaveFront by the Advisor were reasonable in light of the services to be provided by WaveFront under the WaveFront Sub-Advisory Agreement.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to WaveFront would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by WaveFront from its association with the Fund.  The Trustees concluded that the benefits that WaveFront may receive appear to be reasonable, and in many cases benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the WaveFront Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the WaveFront Sub-Advisory Agreement, including the sub-advisory fees, as being in the best interests of the Fund and its shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

USA Mutuals

USA Mutuals Barrier Fund
USA Mutuals Generation Wave Growth Fund
USA Mutuals Takeover Targets Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     December 7, 2015

By (Signature and Title)      /s/Gerald Sullivan
Gerald Sullivan, Treasurer

Date     December 7, 2015